UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23167

OSI ETF Trust

(Exact name of registrant as specified in charter)

60 State Street

Suite 700

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Connor O’Brien

60 State Street

Suite 700

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 855-7670

Date of fiscal year end: June 30

Date of reporting period: June 30, 2017

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

June 30, 2017

Before investing you should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at www.oshares.com. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal. Concentration in a particular industry or sector may subject the Funds to a greater degree to the risks particular to that industry or sector. The Funds’ emphasis on dividend paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after a Fund’s purchase of such a company’s securities. The securities of small and mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, small and mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns. See the prospectus for specific risks regarding the Funds.

Individual shares of the Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca through a brokerage account. However, shares are not individually redeemable directly from the Fund. Each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares (“Creation Units”), principally in-kind for securities included in the relevant Index.

Distributor:  Foreside Fund Services, LLC

i	Shareholder Letter
iv	Management Discussion of Fund Performance
Schedule of Investments
1	O’Shares FTSE Russell Small Cap Quality Dividend ETF
6	O’Shares FTSE Russell International Quality Dividend ETF
12	Statements of Assets and Liabilities
13	Statements of Operations
14	Statements of Changes in Net Assets
16	Financial Highlights
18	Notes to Financial Statements
28	Report of Independent Registered Public Accounting Firm
29	Expense Examples
30	Board Approval of Investment Advisory Agreement
33	Additional Information
34	Trustees and Officers

The O’Shares FTSE Russell Small Cap Quality Dividend ETF and the O’Shares FTSE Russell International Quality Dividend ETF (the “Funds”) are not in any way sponsored, endorsed, sold or promoted by the London Stock Exchange Group companies, which include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”) and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”) (together “LSEG”). LSEG makes no claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE USA Small Cap Qual/Vol/Yield 3% Capped Factor Index and the FTSE Developed ex US Qual/Vol/Yield 5% Capped Factor Index (the “Indexes”) (upon which the Funds are based, respectively), (ii) the figure at which the Indexes are said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Indexes for the purpose to which they are being put in connection with the Funds. LSEG has not provided nor will provide any financial or investment advice or recommendation in relation to the Indexes to the adviser or to its clients. The Indexes are calculated by FTSE or its agent. LSEG shall not be (a) liable (whether in negligence or otherwise) to any person for any error in the Indexes or (b) under any obligation to advise any person of any error therein.

All rights in the Indexes vest in FTSE. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE-Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license.

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Dear Shareholder,

This Annual Report for the O’Shares Investments ETFs covers the period since the inception of each Fund through June 30, 2017. During the following periods, the Funds’ NAV returns were as follows:

O’Shares FTSE Russell Small Cap Quality Dividend ETF (OUSM)	2.52%	(December 30, 2016 – June 30, 2017)
O’Shares FTSE Russell International Quality Dividend ETF (ONTL)	6.53%	(March 22, 2017 – June 30, 2017)

Global Equity Market Overview

During the 12 months ended June 30, 2017 (the “Period”), the Russell 2000 Index1 generated returns of 24.57% and the FTSE USA Small Cap Index2, a broad U.S. small cap equity index, returned 19.32%. International equity markets delivered a positive return, with the FTSE Developed ex US Index3 returning 20.96% and the MSCI ACWI ex USA Index4 returning 21.06%.

Performance across global equity markets during the Period was driven by various factors, including varying degrees of global economic growth, tighter monetary policy in the U.S., ongoing monetary stimulus measures in Europe and Japan, as well as other factors, including volatile energy prices and political developments in the U.S. and Europe. U.S. economic activity during the Period was positive, with U.S. GDP growing at an average estimated rate of 1.85%. The U.S. labor market also continued to improve with the unemployment rate declining from 4.87% to 4.37% during the Period, while job creation remained generally strong, albeit with month-to-month volatility. U.S. manufacturing and industrial production were also relatively strong, driven by a stronger U.S. economy and expectations for further improvements in capital spending. While core inflation in the U.S. picked up during the Period, with broad prices, excluding food and energy, rising at an average rate of 1.80%, price increases were somewhat softer in the final months of the Period. In Europe, economic growth also remained relatively positive, as GDP in the European Union (“E.U.”) grew at an average estimated rate of 2.00% during the Period. Employment in Europe showed modest improvement, as the unemployment rate in the European Union declined from 8.70% to 8.50%. While inflation in Europe remained low by historical standards, prices, excluding food and energy, did show some improvement, rising at an average rate of 0.90% during the Period. Growth in the Asia-Pacific region was higher than in the aforementioned regions, as the GDP in the region expanded by an estimated average rate of 4.90% during the Period. Growth in Japan improved, as the economy grew at an estimated average rate of 1.30%. However, core inflation remained low with prices, excluding energy and food, declining 0.01% during the Period. In Australia, growth also remained relatively low and uneven, with the economy growing at an estimated average rate of 0.40% as volatile commodity prices remained a headwind.

During the Period, the U.S. Federal Reserve increased the federal funds target rate on three separate occasions, moving from a range of 0.25% – 0.50% to a range of 1.00% to 1.25%. While the increases represent a move towards a renormalization of monetary policy, rates remain low by historical standards. A combination of generally improving U.S. economic conditions and U.S. political developments resulted in interest rates moving higher during the Period with the yield on U.S. 10 Year government bonds rising from 1.47% at the beginning of the Period to 2.30% on June 30, 2017. In Europe, the economic recovery remained less advanced relative to the U.S. and monetary stimulus remained accommodative, with the European Central Bank maintaining measures to increase liquidity and boost growth. However, improvements in the region’s economic conditions resulted in European

i

government bond yields generally moving higher during the Period. Similarly, in the Asia-Pacific region, the Bank of Japan remained highly accommodative with its monetary policy, and government bond yields generally moved higher alongside moderately improving global economic conditions.

Against this global economic backdrop, U.S. corporate profits remained generally solid during the Period, with earnings in the Energy sector also partially rebounding. In Europe, corporate profits, excluding the financial sector, also continued to grow as corporate profits in the region rebounded alongside accommodative monetary policy and improvements in the economy. In the Asia-Pacific region, corporate profits generally grew at higher rates relative to the U.S. and Europe during the Period, given the region’s higher growth profile and exposure to improvements in global economic growth.

U.S. equity markets generated strong returns during the Period, as improvements in economic conditions and expectations for policy changes benefited U.S. equities. Volatility in U.S. equity markets also remained historically low, with some periods of intermittent volatility around the U.S. election process in the fourth quarter of 2016. West Texas Intermediate oil prices were somewhat volatile during the Period, though prices remained somewhat range bound relative to the precipitous price declines in 2014 and 2015. In this environment, cyclical, more economically sensitive equity sectors in the U.S., including Financials, Information Technology and Industrials, outperformed, while more defensive sectors including Telecommunication Services, Consumer Goods and Real Estate, underperformed. The U.S. Energy sector also underperformed. In Europe, generally positive political developments also benefitted equity markets alongside improvements in the economy. Performance distribution was similar with cyclical sectors generally outperforming more defensive sectors. Equity markets in the Asia-Pacific region were also partially driven by improvements in global economic growth as cyclical sectors in the region generally outperformed defensive sectors.

The views expressed in this letter were those as of June 30, 2017, and may not necessarily reflect views on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the Funds’ present investment methodology and do not constitute investment advice.

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O’Shares FTSE Russell Small Cap Quality Dividend ETF (OUSM) (Unaudited)

The Fund seeks to track the performance (before fees and expenses) of the FTSE USA Small Cap Qual/Vol/Yield 3% Capped Factor Index (the “U.S. Small Cap Target Index”). The U.S. Small Cap Target Index is designed to reflect the performance of publicly-listed small capitalization dividend-paying issuers in the United States exhibiting high quality, low volatility and high dividend yields, as determined by FTSE-Russell (the “Index Provider”).

Since inception from December 30, 2016 through June 30, 2017 (the “Reporting Period”), the Fund’s market return was 2.68% and its NAV return was 2.52%. The U.S. Small Cap Target Index returned 2.73% during the same Reporting Period. The Fund’s market price at June 30, 2017 was $25.45.5

The Fund posted positive performance in four of the six full months during the Reporting Period, with returns ranging from 1.79% to -1.08%. The best performing months for the Fund were February 2017 and April 2017, finishing up 1.79% and 1.41%, respectively. The worst performing months for the Fund were March 2017 and May 2017, finishing down -0.52% and -1.08%, respectively.

Seven of the eleven sectors in OUSM delivered positive returns during the Reporting Period. In general, cyclical sectors including Industrials, Materials and Financials were among the strongest performing U.S. small cap sectors as the U.S. economy continued to improve and more defensive sectors generally lagged. However, the Utilities sector, which is typically considered a non-cyclical, generated strong returns during the Reporting Period as U.S. small cap Utilities generally outperformed the broader market. Conversely, more defensive sectors including Consumer Staples and Telecommunication services generally underperformed the market and delivered negative returns during the Reporting Period. The Energy sector also delivered negative returns as Energy companies were affected by historically low energy prices.

Frequency of Distributions of Premium and Discounts — Information concerning the number of days that the Funds trade at a premium or discount can be found on the Funds’ website, www.oshares.com.

The Fund had an annualized daily volatility6 of 9.06% for the Reporting Period.

Fund Sector	As of June 30, 2017 Based on Net Assets
	Fund Sector Weights	Constituent Companies
Consumer Discretionary	15.95%	44
Consumer Staples	2.25%	7
Energy	0.67%	4
Financials	11.80%	87
Health Care	3.43%	3
Industrials	15.58%	35
Information Technology	10.91%	17
Materials	8.13%	17
Real Estate	19.33%	83
Telecommunication Services	0.79%	3
Utilities	10.68%	26
Other*	0.48%	2
Totals	100.00%	328
*	Includes cash and any non-equity securities and net other assets (liabilities)

Portfolio Characteristics	As of June 30, 2017
Book Yield (B/P)[7]	37.38%
Earnings Yield (E/P)[8]	4.38%
Return on Equity (ROE)[9]	11.71%
Debt to Equity (D/E)[10]	100.40%
Dividend Yield (D/P)[11]	3.97%
Forward Earnings Yield (E/P)[12]	4.48%
30-day SEC Yield (subsidized)[13]	3.44%
30-day SEC Yield (unsubsidized)[13]	3.44%
Beta (104 week)[14]	0.95
Average Market Cap (millions)	$4,325
Median Market Cap (millions)	$2,392

Growth of a $10,000 Investment Since Inception at Net Asset Value*
O’Shares FTSE Russell Small Cap Quality Dividend ETF (OUSM)

*	The line graph represents historical performance of a hypothetical investment of $10,000 from December 30, 2016 (Date of Inception) to June 30, 2017 assuming the reinvestment of distributions.

Average Annual Total Return Since Inception through June 30, 2017

	1 Year	Since Inception
OUSM NAV Return	NA	2.52%
OUSM Market Price Return	NA	2.68%
FTSE USA Small Cap Qual/Vol/Yield 3% Capped Factor Index	NA	2.73%

Performance measured by NAV differs from the U.S. Small Cap Target Index primarily due to fund fees and expenses.

The U.S. Small Cap Target Index performance for the Reporting Period was positive, and between the broader market benchmarks, as represented by the Russell 2000 Index and the S&P Small Cap 600 Index.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. As stated in the current prospectus, the Fund’s investment adviser, O’Shares Investment Advisers, LLC (“Adviser”) bears all of the ordinary operating expenses of the Fund, except for (i) the management fee, (ii) payments under the Funds’ Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the trustees and officers with respect thereto) and (viii) other extraordinary or non-routine expenses. As stated in the current prospectus, the current gross expense ratio is 0.48%. Please refer to the Financial Highlights herein for the most recent expense ratio information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.oshares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

v

O’Shares FTSE Russell International Quality Dividend ETF (ONTL) (Unaudited)

The Fund seeks to track the performance (before fees and expenses) of the FTSE Developed ex US Qual/Vol/Yield 5% Capped Factor Index (the “International Target Index”).The International Target Index is designed to reflect the performance of publicly-listed large capitalization and mid-capitalization dividend-paying international issuers exhibiting high quality, low volatility and high dividend yields, as determined by FTSE-Russell (the “Index Provider”). The quality and low volatility factors are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

Since inception from March 22, 2017 through June 30, 2017 (the “Reporting Period”), the Fund’s market return was 7.66% and its NAV return was 6.53% The International Target Index returned 6.67% during the same Reporting Period. The Fund’s market price at June 30, 2017 was $26.73.5

The Fund posted positive performance in two of the three full months during the Reporting Period, with returns ranging from 4.60% to -0.78%. The best performing month for the Fund was May 2017, finishing up 4.60%. The worst performing month for the Fund was June 2017, finishing down -0.78%.

On a U.S. dollar-denominated basis, holdings in eleven of the eleven sectors in ONTL delivered positive returns for the Reporting Period. The strongest performing sector was Information Technology. Utilities and Real Estate, generally considered non-cyclical sectors, also performed well. Industrials, a cyclical sector, also performed well alongside improvements in global economic conditions. Conversely, more defensive sectors such as Telecommunications and Health Care generally underperformed the broader market. The Energy sector also underperformed during the Reporting Period as Energy companies remained pressured by historically low energy prices.

The strongest performing regions were generally in Europe, with countries including Denmark, Austria and Portugal outperformed as economic conditions in the region improved. Conversely, countries including Singapore, Australia and the Netherlands underperformed.

Frequency of Distributions of Premium and Discounts — Information concerning the number of days that the Funds trade at a premium or discount can be found on the Funds’ website, www.oshares.com.

The Fund had an annualized daily volatility6 of 9.74% for the Reporting Period.

Fund Sector	As of June 30, 2017 Based on Net Assets
	Fund Sector Weights	Constituent Companies
Consumer Discretionary	8.04%	53
Consumer Staples	19.27%	29
Energy	2.59%	12
Financials	8.07%	38
Health Care	17.78%	24
Industrials	12.62%	82
Information Technology	2.42%	9
Materials	6.82%	34
Real Estate	7.66%	38
Telecommunication Services	6.73%	24
Utilities	6.85%	33
Exchange Traded Funds	0.64%	1
Other*	0.51%	17
Totals	100.00%	394
*	Includes cash and any non-equity securities and net other assets (liabilities)

Fund Country Exposure	As of June 30, 2017 Based on Net Assets
Country	Fund Exposure
Australia	8.91%
Austria	0.05%
Belgium	1.68%
Canada	9.72%
China	0.04%
Denmark	2.15%
Finland	1.63%
France	8.42%
Germany	6.29%
Hong Kong	3.15%
Ireland	0.18%
Israel	0.66%
Italy	1.05%
Japan	12.44%
Luxembourg	0.27%
Netherlands	1.03%
New Zealand	0.59%
Norway	0.69%
Portugal	0.16%
Singapore	1.52%
South Africa	0.12%
Spain	2.38%
Sweden	4.13%
Switzerland	14.76%
United Kingdom	16.78%
United States	0.74%
Other*	0.46%
Totals	100.00%
*	Includes cash and any non-equity securities and net other assets (liabilities)

Fund Currency Exposure	As of June 30, 2017 Based on Net Assets
Currency	FundExposure
Swiss Franc	14.61%
Australian Dollar	9.36%
Canadian Dollar	9.77%
Danish Krone	2.16%
Euro	24.68%
British Pound	15.37%
Hong Kong Dollar	3.00%
Israeli Shekel	0.66%
Japanese Yen	12.40%
South Korean Won	0.00%
Norwegian Krone	0.69%
New Zealand Dollar	0.59%
Swedish Krona	4.13%
Singapore Dollar	1.49%
US Dollar	1.09%
Totals	100.00%

Portfolio Characteristics	As of June 30, 2017
Book Yield (B/P)[7]	43.29%
Earnings Yield (E/P)[8]	5.02%
Return on Equity (ROE)[9]	11.61%
Debt to Equity (D/E)[10]	24.55%
Dividend Yield (D/P)[11]	1.75%
Forward Earnings Yield (E/P)[12]	2.49%
30-day SEC Yield (subsidized)[13]	2.60%
30-day SEC Yield (unsubsidized)[13]	2.60%
Beta (104 week)[14]	0.91
Average Market Cap (millions)	$65,637
Median Market Cap (millions)	$10,615

Growth of a $10,000 Investment Since Inception at Net Asset Value*
O’Shares FTSE Russell International Quality Dividend ETF — (ONTL)

*	The line graph represents historical performance of a hypothetical investment of $10,000 from March 22, 2017 (Date of Inception) to June 30, 2017 assuming the reinvestment of distributions.

Average Annual Total Return Since Inception through June 30, 2017

	1 Year	Since Inception
ONTL NAV Return	NA	6.53%
ONTL Market Price Return	NA	7.66%
FTSE Developed ex US Qual/Vol/Yield 5% Capped Factor Index	NA	6.67%

Performance measured by NAV differs from the International Target Index primarily due to fund fees and expenses.

The International Target Index performance for the Reporting Period was positive, and in line with the broader market, as represented by the MSCI All Country World Index ex USA.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. As stated in the current prospectus, the Fund’s investment adviser, O’Shares Investment Advisers, LLC (“Adviser”) bears all of the ordinary operating expenses of the Fund, except for (i) the management fee, (ii) payments under the Funds’ Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the trustees and officers with respect thereto) and (viii) other extraordinary or non-routine expenses. As stated in the current prospectus, the current gross expense ratio is 0.48%. Please refer to the Financial Highlights herein for the most recent expense ratio information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.oshares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

Footnotes to Shareholder Letter and Management Discussion of Fund Performance:

1.	Russell 2000 Index — The Russell 2000 Stock Index consists of 2000 of the smallest companies in the Russell 3000 index, actively traded on the NYSE and NASDAQ.
2.	FTSE USA Small Cap Index — The FTSE USA Small Cap Index is a market-capitalization weighted index representing the performance of US small cap stocks. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.
3.	FTSE Developed ex US Index — The FTSE Developed ex US Index comprises stocks providing coverage of developed international markets excluding the U.S. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.
4.	MSCI All Country World Index ex USA — The MSCI All Country World Index Ex USA index is comprised of large and mid-cap stocks from developed markets excluding the U.S. The index covers 85% of the global equity investment universe outside the U.S.
5.	A Fund’s per share net asset value (“NAV”) is the value of one share of the Fund. NAV is calculated by taking the Fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the Fund, and the Market Price Return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer at 4:00 p.m. Eastern time on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV.
6.	Volatility is a statistical measure of the dispersion of returns for a given security or market index.
7.	Book Yield (Price/Book Ratio) is equivalent to a firm’s stock price divided by total assets minus intangible assets and liabilities.
8.	Earnings Yield (which is the inverse of the P/E ratio) shows the percentage of each dollar invested in the stock that was earned by the company.
9.	Return on Equity (ROE) is a measure of profitability that calculates how many dollars of profit a company generates with each dollar of shareholders’ equity. The formula for ROE is: ROE = Net Income/Shareholders’ Equity.
10.	Debt to Equity Ratio (D/E) is a debt ratio used to measure a company’s financial leverage, calculated by dividing a company’s total liabilities by its stockholders’ equity. The D/E ratio indicates how much debt a company is using to finance its assets relative to the amount of value represented in shareholders’ equity.
11.	Dividend Yield is a dividend expressed as a percentage of the current share price.
12.	Forward Earnings Yield is the quotient of earnings per share divided by the share price. It is the reciprocal of the P/E ratio.
13.	The 30-day SEC yield is calculated with a standardized formula mandated by the SEC. The formula is based on maximum offering price per share and includes the effect of any fee waivers. Without waivers, yields would be reduced. The 30-day unsubsidized SEC yield does not reflect waivers in effect. A fund’s actual distribution rate will differ from the SEC yield and any income distributions from the fund may be higher or lower than the SEC yield.
14.	Beta is a measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the market as a whole.

OSI ETF Trust
O’Shares FTSE Russell Small Cap Quality Dividend ETF
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Common Stocks – 99.6%
Aerospace & Defense – 0.2%
National Presto Industries, Inc.	819	$90,500
Airlines – 0.1%
Allegiant Travel Co.	364	49,358
Auto Components – 0.1%
Superior Industries International, Inc.	2,164	44,470
Automobiles – 0.6%
Thor Industries, Inc.	2,168	226,599
Banks – 3.1%
Bank of Hawaii Corp.	655	54,345
BankUnited, Inc.	1,410	47,531
BOK Financial Corp.	319	26,837
Boston Private Financial Holdings, Inc.	1,052	16,148
Brookline Bancorp, Inc.	1,052	15,359
City Holding Co.	270	17,785
Columbia Banking System, Inc.	1,195	47,621
Community Bank System, Inc.	635	35,414
Community Trust Bancorp, Inc.	240	10,500
Cullen/Frost Bankers, Inc.	819	76,912
CVB Financial Corp.	1,557	34,924
First Commonwealth Financial Corp.	962	12,198
First Financial Bancorp	1,110	30,747
First Financial Corp.	120	5,676
Flushing Financial Corp.	390	10,994
FNB Corp.	3,555	50,339
Fulton Financial Corp.	2,529	48,051
Glacier Bancorp, Inc.	1,074	39,319
NBT Bancorp, Inc.	806	29,782
Old National Bancorp	2,398	41,366
PacWest Bancorp	2,228	104,048
Park National Corp.	244	25,308
Republic Bancorp, Inc., Class A	120	4,284
S&T Bancorp, Inc.	390	13,985
Sandy Spring Bancorp, Inc.	330	13,418
Stock Yards Bancorp, Inc.	240	9,336
Tompkins Financial Corp.	232	18,263
Trustmark Corp.	1,140	36,662
Umpqua Holdings Corp.	3,551	65,196
United Bankshares, Inc.	1,298	50,882
Valley National Bancorp	4,246	50,145
Washington Trust Bancorp, Inc.	240	12,372
Webster Financial Corp.	1,173	61,254
WesBanco, Inc.	745	29,457
Westamerica Bancorp	469	26,283
		1,172,741
Building Products – 0.2%
Simpson Manufacturing Co., Inc.	2,043	89,300

	Number of Shares	Value
Capital Markets – 3.8%
Artisan Partners Asset Management, Inc., Class A	1,812	$55,628
BGC Partners, Inc., Class A	5,359	67,738
CBOE Holdings, Inc.	1,783	162,966
Cohen & Steers, Inc.	817	33,121
Eaton Vance Corp.	3,789	179,296
Evercore Partners, Inc., Class A	626	44,133
FactSet Research Systems, Inc.	1,740	289,153
Federated Investors, Inc., Class B	3,309	93,479
Greenhill & Co., Inc.	902	18,130
Lazard Ltd., Class A	3,999	185,274
LPL Financial Holdings, Inc.	1,655	70,271
Morningstar, Inc.	790	61,889
MSCI, Inc.	1,317	135,638
OM Asset Management plc	662	9,837
Waddell & Reed Financial, Inc., Class A	3,309	62,474
		1,469,027
Chemicals – 3.2%
Cabot Corp.	4,400	235,092
Innophos Holdings, Inc.	2,158	94,607
Koppers Holdings, Inc.*	658	23,786
NewMarket Corp.	448	206,295
RPM International, Inc.	8,504	463,893
Sensient Technologies Corp.	2,109	169,838
Tredegar Corp.	932	14,213
		1,207,724
Commercial Services & Supplies – 6.1%
ABM Industries, Inc.	3,553	147,520
Brady Corp., Class A	3,461	117,328
Covanta Holding Corp.	5,298	69,933
Deluxe Corp.	2,203	152,492
Essendant, Inc.	2,018	29,927
Healthcare Services Group, Inc.	17,818	834,417
Herman Miller, Inc.	3,422	104,029
HNI Corp.	2,322	92,578
KAR Auction Services, Inc.	8,246	346,085
Knoll, Inc.	1,993	39,960
McGrath RentCorp	1,251	43,322
Rollins, Inc.	7,205	293,315
Steelcase, Inc., Class A	4,995	69,930
		2,340,836
Communications Equipment – 1.8%
ADTRAN, Inc.	4,517	93,276
Brocade Communications Systems, Inc.	48,403	610,362
		703,638
Construction & Engineering – 0.2%
KBR, Inc.	5,562	84,654

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares FTSE Russell Small Cap Quality Dividend ETF
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Consumer Finance – 0.3%
SLM Corp.*	11,305	$130,008
Containers & Packaging – 2.8%
Myers Industries, Inc.	1,474	26,458
Packaging Corp. of America	5,554	618,660
Sonoco Products Co.	7,928	407,658
		1,052,776
Diversified Consumer Services – 0.2%
Capella Education Co.	728	62,317
Diversified Telecommunication Services – 0.8%
ATN International, Inc.	685	46,881
Cogent Communications Holdings, Inc.	4,112	164,891
Consolidated Communications Holdings, Inc.	4,238	90,990
		302,762
Electric Utilities – 5.1%
ALLETE, Inc.	2,338	167,588
El Paso Electric Co.	1,354	70,002
Great Plains Energy, Inc.	6,616	193,716
Hawaiian Electric Industries, Inc.	4,172	135,089
IDACORP, Inc.	2,011	171,639
MGE Energy, Inc.	1,411	90,798
OGE Energy Corp.	15,460	537,853
Otter Tail Corp.	1,691	66,964
PNM Resources, Inc.	2,862	109,472
Portland General Electric Co.	3,156	144,198
Westar Energy, Inc.	5,168	274,007
		1,961,326
Electrical Equipment – 1.0%
Hubbell, Inc.	3,466	392,247
Electronic Equipment, Instruments & Components – 2.1%
AVX Corp.	5,504	89,935
FLIR Systems, Inc.	7,162	248,235
MTS Systems Corp.	1,263	65,424
National Instruments Corp.	9,981	401,436
		805,030
Energy Equipment & Services – 0.5%
Frank’s International NV	1,774	14,707
Oceaneering International, Inc.	7,648	174,680
		189,387
Equity Real Estate Investment Trusts (REITs) – 19.2%
Acadia Realty Trust	1,680	46,704
Alexander’s, Inc.	81	34,138
Alexandria Real Estate Equities, Inc.	1,495	180,103
American Assets Trust, Inc.	727	28,637
American Campus Communities, Inc.	2,858	135,183

	Number of Shares	Value
Apartment Investment & Management Co., Class A	2,503	$107,554
Apple Hospitality REIT, Inc.	5,717	106,965
Ashford Hospitality Trust, Inc.	2,136	12,987
Brixmor Property Group, Inc.	6,954	124,338
Camden Property Trust	2,859	244,473
Care Capital Properties, Inc.	2,614	69,794
CBL & Associates Properties, Inc.	3,188	26,875
Cedar Realty Trust, Inc.	1,234	5,985
Chesapeake Lodging Trust	2,169	53,075
Colony NorthStar, Inc., Class A	9,113	128,402
Columbia Property Trust, Inc.	2,565	57,405
CoreCivic, Inc.	5,529	152,490
CoreSite Realty Corp.	714	73,920
Corporate Office Properties Trust	3,303	115,704
Cousins Properties, Inc.	9,050	79,550
CubeSmart	4,004	96,256
DCT Industrial Trust, Inc.	1,771	94,642
DiamondRock Hospitality Co.	5,108	55,933
Douglas Emmett, Inc.	1,874	71,606
DuPont Fabros Technology, Inc.	1,167	71,374
EastGroup Properties, Inc.	877	73,493
Education Realty Trust, Inc.	1,297	50,259
EPR Properties	2,680	192,612
Equity Commonwealth*	2,342	74,007
Equity LifeStyle Properties, Inc.	1,895	163,614
First Industrial Realty Trust, Inc.	2,377	68,030
Franklin Street Properties Corp.	3,034	33,617
Gaming and Leisure Properties, Inc.	9,204	346,715
GEO Group, Inc. (The)	4,605	136,170
Getty Realty Corp.	1,084	27,208
Healthcare Realty Trust, Inc.	2,730	93,230
Healthcare Trust of America, Inc., Class A	2,534	78,833
Hersha Hospitality Trust	812	15,030
Highwoods Properties, Inc.	2,323	117,799
Investors Real Estate Trust	2,166	13,451
Kilroy Realty Corp.	1,918	144,138
Kite Realty Group Trust	1,493	28,263
Lamar Advertising Co., Class A	3,606	265,293
LaSalle Hotel Properties	3,153	93,959
Lexington Realty Trust	7,188	71,233
Life Storage, Inc.	1,985	147,089
LTC Properties, Inc.	1,806	92,810
Medical Properties Trust, Inc.	7,214	92,844
Monogram Residential Trust, Inc.	4,004	38,879
National Health Investors, Inc.	1,754	138,917
National Retail Properties, Inc.	4,723	184,669
Omega Healthcare Investors, Inc.	6,233	205,814
Parkway, Inc.	1,052	24,080
Pebblebrook Hotel Trust	2,085	67,220

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares FTSE Russell Small Cap Quality Dividend ETF
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Physicians Realty Trust	2,766	$55,707
Piedmont Office Realty Trust, Inc., Class A	4,969	104,747
Potlatch Corp.	1,149	52,509
PS Business Parks, Inc.	714	94,526
QTS Realty Trust, Inc., Class A	772	40,399
Ramco-Gershenson Properties Trust	2,617	33,759
Rayonier, Inc.	2,555	73,507
Retail Opportunity Investments Corp.	2,221	42,621
Retail Properties of America, Inc., Class A	6,685	81,624
RLJ Lodging Trust	5,232	103,960
Ryman Hospitality Properties, Inc.	1,593	101,968
Sabra Health Care REIT, Inc.	1,844	44,440
Saul Centers, Inc.	330	19,133
Select Income REIT	2,108	50,655
Senior Housing Properties Trust	6,801	139,012
Spirit Realty Capital, Inc.	8,212	60,851
STORE Capital Corp.	3,854	86,522
Sun Communities, Inc.	2,076	182,044
Sunstone Hotel Investors, Inc.	3,614	58,258
Tanger Factory Outlet Centers, Inc.	4,030	104,699
Taubman Centers, Inc.	1,773	105,582
Universal Health Realty Income Trust	543	43,190
Urban Edge Properties	1,898	45,040
Urstadt Biddle Properties, Inc., Class A	1,541	30,512
Washington Prime Group, Inc.	4,331	36,250
Washington REIT	2,490	79,431
WP Carey, Inc.	2,438	160,932
Xenia Hotels & Resorts, Inc.	3,099	60,028
		7,345,275
Food & Staples Retailing – 0.2%
Weis Markets, Inc.	1,328	64,700
Food Products – 1.1%
Cal-Maine Foods, Inc.*	3,197	126,601
J&J Snack Foods Corp.	760	100,373
Lancaster Colony Corp.	1,562	191,533
		418,507
Gas Utilities – 3.2%
Atmos Energy Corp.	3,177	263,532
National Fuel Gas Co.	2,716	151,661
Northwest Natural Gas Co.	1,179	70,563
ONE Gas, Inc.	1,776	123,983
South Jersey Industries, Inc.	3,196	109,207
Southwest Gas Holdings, Inc.	2,320	169,499
Spire, Inc.	1,950	136,013
WGL Holdings, Inc.	2,402	200,399
		1,224,857

	Number of Shares	Value
Health Care Equipment & Supplies – 0.4%
Meridian Bioscience, Inc.	10,771	$169,643
Health Care Providers & Services – 1.3%
Owens & Minor, Inc.	14,845	477,861
Hotels, Restaurants & Leisure – 7.8%
Bob Evans Farms, Inc.	2,255	161,977
Brinker International, Inc.	4,836	184,252
Cheesecake Factory, Inc. (The)	3,614	181,784
Choice Hotels International, Inc.	1,391	89,372
Cracker Barrel Old Country Store, Inc.	2,570	429,833
DineEquity, Inc.	867	38,191
Dunkin’ Brands Group, Inc.	4,779	263,418
Extended Stay America, Inc.	3,485	67,470
ILG, Inc.	5,772	158,672
Six Flags Entertainment Corp.	10,880	648,557
Speedway Motorsports, Inc.	722	13,191
Texas Roadhouse, Inc.	3,693	188,158
Vail Resorts, Inc.	1,686	341,971
Wendy’s Co. (The)	13,184	204,484
		2,971,330
Household Durables – 1.3%
Ethan Allen Interiors, Inc.	1,456	47,029
La-Z-Boy, Inc.	2,148	69,810
Tupperware Brands Corp.	5,572	391,321
		508,160
Household Products – 0.2%
WD-40 Co.	581	64,113
Insurance – 2.2%
American Financial Group, Inc.	1,231	122,325
American National Insurance Co.	177	20,619
AmTrust Financial Services, Inc.	1,144	17,320
Aspen Insurance Holdings Ltd.	1,084	54,037
Assured Guaranty Ltd.	1,714	71,542
FBL Financial Group, Inc., Class A	150	9,225
First American Financial Corp.	2,347	104,888
Hanover Insurance Group, Inc. (The)	812	71,968
Horace Mann Educators Corp.	698	26,384
Infinity Property & Casualty Corp.	180	16,920
Kemper Corp.	422	16,289
Maiden Holdings Ltd.	1,204	13,364
Mercury General Corp.	669	36,126
ProAssurance Corp.	1,022	62,138
RLI Corp.	1,445	78,926
United Fire Group, Inc.	240	10,574
Validus Holdings Ltd.	1,842	95,729
		828,374
Internet & Direct Marketing Retail – 0.4%
HSN, Inc.	4,304	137,298

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares FTSE Russell Small Cap Quality Dividend ETF
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Internet Software & Services – 0.5%
NIC, Inc.	9,196	$174,264
IT Services – 4.3%
CSG Systems International, Inc.	2,971	120,563
EVERTEC, Inc.	3,692	63,871
Forrester Research, Inc.	1,776	69,530
Jack Henry & Associates, Inc.	3,400	353,158
Leidos Holdings, Inc.	17,646	912,122
ManTech International Corp., Class A	1,478	61,160
TeleTech Holdings, Inc.	1,066	43,493
		1,623,897
Leisure Products – 0.2%
Sturm Ruger & Co., Inc.	911	56,619
Life Sciences Tools & Services – 1.7%
Bio-Techne Corp.	5,658	664,815
Machinery – 4.9%
Allison Transmission Holdings, Inc.	6,826	256,043
Briggs & Stratton Corp.	2,159	52,032
Donaldson Co., Inc.	7,635	347,698
Graco, Inc.	4,009	438,103
Hillenbrand, Inc.	2,987	107,831
Hyster-Yale Materials Handling, Inc.	390	27,397
Lincoln Electric Holdings, Inc.	4,140	381,253
SPX Corp.*	1,981	49,842
Tennant Co.	722	53,284
Timken Co. (The)	3,764	174,085
		1,887,568
Marine – 0.0%(a)
Seaspan Corp.	1,956	13,966
Media – 2.2%
Cinemark Holdings, Inc.	6,762	262,704
Gannett Co., Inc.	6,355	55,416
John Wiley & Sons, Inc., Class A	2,348	123,857
Meredith Corp.	2,468	146,722
National CineMedia, Inc.	2,248	16,680
New Media Investment Group, Inc.	3,343	45,064
Regal Entertainment Group, Class A	6,314	129,184
Time, Inc.	4,846	69,540
		849,167
Metals & Mining – 1.7%
Compass Minerals International, Inc.	1,646	107,484
Haynes International, Inc.	866	31,444
Kaiser Aluminum Corp.	1,887	167,037
Reliance Steel & Aluminum Co.	4,476	325,898
Schnitzer Steel Industries, Inc., Class A	1,022	25,754
		657,617

	Number of Shares	Value
Mortgage Real Estate Investment Trusts (REITs) – 2.0%
Anworth Mortgage Asset Corp.	1,896	$11,395
ARMOUR Residential REIT, Inc.	542	13,550
Blackstone Mortgage Trust, Inc., Class A	1,802	56,943
Capstead Mortgage Corp.	2,106	21,966
Chimera Investment Corp.	4,845	90,262
CYS Investments, Inc.	2,496	20,991
Invesco Mortgage Capital, Inc.	2,497	41,725
MFA Financial, Inc.	12,271	102,954
New Residential Investment Corp.	7,198	112,001
PennyMac Mortgage Investment Trust	1,684	30,800
Redwood Trust, Inc.	1,616	27,537
Starwood Property Trust, Inc.	5,077	113,674
Two Harbors Investment Corp.	12,426	123,142
		766,940
Multiline Retail – 0.0%(a)
Fred’s, Inc., Class A	1,324	12,221
Multi-Utilities – 1.5%
Avista Corp.	2,980	126,531
Black Hills Corp.	1,563	105,456
NorthWestern Corp.	1,991	121,491
Vectren Corp.	3,799	222,013
		575,491
Oil, Gas & Consumable Fuels – 0.2%
Nordic American Tankers Ltd.	4,610	29,228
Ship Finance International Ltd.	2,747	37,359
		66,587
Paper & Forest Products – 0.5%
Domtar Corp.	4,066	156,216
PH Glatfelter Co.	1,860	36,344
		192,560
Professional Services – 0.5%
Exponent, Inc.	1,360	79,288
Insperity, Inc.	818	58,078
Resources Connection, Inc.	2,711	37,141
		174,507
Real Estate Management & Development – 0.1%
HFF, Inc., Class A	1,351	46,974
Semiconductors & Semiconductor Equipment – 2.3%
Brooks Automation, Inc.	13,648	296,025
MKS Instruments, Inc.	4,746	319,406
Xperi Corp.	8,406	250,499
		865,930
Specialty Retail – 3.1%
American Eagle Outfitters, Inc.	13,225	159,361
Buckle, Inc. (The)	3,519	62,638

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares FTSE Russell Small Cap Quality Dividend ETF
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Cato Corp. (The), Class A	2,144	$37,713
Chico’s FAS, Inc.	10,358	97,572
DSW, Inc., Class A	6,865	121,511
Finish Line, Inc. (The), Class A	1,744	24,712
GameStop Corp., Class A	8,366	180,789
GNC Holdings, Inc., Class A	3,338	28,139
Guess?, Inc.	5,543	70,840
Pier 1 Imports, Inc.	5,885	30,543
Rent-A-Center, Inc.	2,376	27,847
Williams-Sonoma, Inc.	6,927	335,960
		1,177,625
Textiles, Apparel & Luxury Goods – 0.1%
Oxford Industries, Inc.	866	54,116
Thrifts & Mortgage Finance – 0.4%
Capitol Federal Financial, Inc.	3,183	45,231
Dime Community Bancshares, Inc.	452	8,859
Northwest Bancshares, Inc.	2,189	34,170
Oritani Financial Corp.	1,142	19,471
Provident Financial Services, Inc.	1,022	25,938
TrustCo Bank Corp.	1,444	11,191
		144,860
Tobacco – 0.8%
Universal Corp.	1,208	78,157
Vector Group Ltd.	11,012	234,776
		312,933

	Number of Shares	Value
Trading Companies & Distributors – 2.2%
Applied Industrial Technologies, Inc.	2,043	$120,639
MSC Industrial Direct Co., Inc., Class A	3,853	331,204
Watsco, Inc.	2,490	383,958
		835,801
Water Utilities – 0.9%
American States Water Co.	1,376	65,236
Aqua America, Inc.	5,915	196,970
California Water Service Group	1,653	60,830
		323,036
Total Common Stocks (Cost $38,012,142)		38,062,312
Total Investments — 99.6% (Cost $38,012,142)		38,062,312
Other Assets Less Liabilities — 0.4%		161,114
Net assets — 100.0%		$38,223,426
*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,340,339
Aggregate gross unrealized depreciation	(1,307,807)
Net unrealized appreciation	$32,532
Federal income tax cost of investments	$38,029,780

See accompanying notes to the financial statements.

OSI ETF Trust
O'Shares FTSE Russell International Quality Dividend ETF
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Common Stocks – 98.9%
Aerospace & Defense – 0.6%
Cobham plc	2,691	$4,530
Elbit Systems Ltd.	18	2,220
Meggitt plc	819	5,073
Safran SA	378	34,594
Singapore Technologies Engineering Ltd.	2,700	7,216
Thales SA	126	13,543
		67,176
Air Freight & Logistics – 0.8%
bpost SA	405	9,763
Deutsche Post AG (Registered)	1,953	73,106
Royal Mail plc	1,584	8,666
Singapore Post Ltd.	3,600	3,478
		95,013
Airlines – 0.4%
Air New Zealand Ltd.	1,458	3,480
Cathay Pacific Airways Ltd.	9,000	13,973
Deutsche Lufthansa AG (Registered)	261	5,932
easyJet plc	414	7,308
Singapore Airlines Ltd.	1,800	13,230
		43,923
Auto Components – 1.8%
Bridgestone Corp.	1,800	77,537
Cie Generale des Etablissements Michelin	351	46,599
Denso Corp.	1,500	63,305
Magna International, Inc.	504	23,312
Nokian Renkaat OYJ	162	6,696
		217,449
Banks – 4.2%
Bank of Montreal	846	62,028
Bank of Nova Scotia (The)	1,697	101,935
Canadian Imperial Bank of Commerce	540	43,821
National Bank of Canada	450	18,895
Royal Bank of Canada	2,145	155,520
Toronto-Dominion Bank (The)	2,433	122,427
		504,626
Beverages – 2.4%
Anheuser-Busch InBev SA/NV	1,341	147,916
Diageo plc	2,961	87,251
Kirin Holdings Co. Ltd.	2,700	55,004
		290,171
Biotechnology – 0.6%
CSL Ltd.	666	70,513
Building Products – 0.1%
Geberit AG (Registered)	36	16,811

	Number of Shares	Value
Capital Markets – 1.4%
3i Group plc	2,349	$27,537
Amundi SA(a)	45	3,251
Ashmore Group plc	783	3,592
ASX Ltd.	441	18,135
CI Financial Corp.	1,152	24,518
IGM Financial, Inc.	387	11,985
IOOF Holdings Ltd.	720	5,412
Magellan Financial Group Ltd.	144	3,186
Partners Group Holding AG	27	16,761
Perpetual Ltd.	162	6,943
Platinum Asset Management Ltd.	990	3,516
Singapore Exchange Ltd.	2,700	14,394
Thomson Reuters Corp.	702	32,467
		171,697
Chemicals – 4.7%
Agrium, Inc.	234	21,177
Air Liquide SA	486	59,976
Akzo Nobel NV	315	27,337
BASF SE	1,863	172,304
Croda International plc	153	7,721
DuluxGroup Ltd.	729	3,881
EMS-Chemie Holding AG (Registered)	9	6,644
Evonik Industries AG	441	14,076
FUCHS PETROLUB SE	54	2,547
FUCHS PETROLUB SE (Preference)	81	4,404
Givaudan SA (Registered)	27	54,076
Incitec Pivot Ltd.	2,151	5,626
Israel Chemicals Ltd.	387	1,826
Johnson Matthey plc	333	12,419
JSR Corp.	600	10,344
Kuraray Co. Ltd.	2,700	48,973
Linde AG	207	39,144
Orica Ltd.	675	10,707
Potash Corp. of Saskatchewan, Inc.	1,611	26,236
Umicore SA	153	10,627
Yara International ASA	477	17,858
		557,903
Commercial Services & Supplies – 1.2%
Aggreko plc	270	3,228
Babcock International Group plc	261	2,985
Brambles Ltd.	2,772	20,689
Edenred	369	9,608
G4S plc	1,836	7,784
ISS A/S	252	9,885
Secom Co. Ltd.	900	68,285
Securitas AB, Class B	567	9,546
Societe BIC SA	54	6,399
		138,409
Communications Equipment – 0.4%
Telefonaktiebolaget LM Ericsson, Class B	7,038	50,274

See accompanying notes to the financial statements.

OSI ETF Trust
O'Shares FTSE Russell International Quality Dividend ETF
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Construction & Engineering – 0.9%
Boskalis Westminster	189	$6,130
Bouygues SA	243	10,232
CIMIC Group Ltd.	99	2,949
Ferrovial SA	630	13,965
Skanska AB, Class B	1,224	29,009
Vinci SA	513	43,725
		106,010
Construction Materials – 0.3%
Adelaide Brighton Ltd.	1,008	4,353
Boral Ltd.	1,593	8,492
CSR Ltd.	1,197	3,884
Fletcher Building Ltd.	1,953	11,426
James Hardie Industries plc, CHDI	783	12,312
		40,467
Consumer Finance – 0.1%
Provident Financial plc	423	13,368
Containers & Packaging – 0.4%
Amcor Ltd.	3,033	37,712
Orora Ltd.	1,791	3,929
		41,641
Distributors – 0.0%(b)
Inchcape plc	504	4,940
Diversified Financial Services – 0.6%
Groupe Bruxelles Lambert SA	144	13,844
Industrivarden AB, Class A	225	5,722
Industrivarden AB, Class C	171	4,095
Investment AB Latour, Class B	180	2,254
Investor AB, Class B	927	44,621
		70,536
Diversified Telecommunication Services – 4.6%
BCE, Inc.	648	29,139
Bezeq The Israeli Telecommunication Corp. Ltd.	5,013	8,325
Deutsche Telekom AG (Registered)	3,456	61,964
Elisa OYJ	459	17,763
Inmarsat plc	657	6,567
Nippon Telegraph & Telephone Corp.	900	42,533
Orange SA	1,989	31,510
Proximus SADP	333	11,633
Singapore Telecommunications Ltd.	17,100	48,313
Spark New Zealand Ltd.	6,534	18,084
Swisscom AG (Registered)	45	21,742
TDC A/S	630	3,659
Telefonica Deutschland Holding AG	2,394	11,941
Telefonica SA	6,111	62,994
Telenor ASA	2,232	36,904
Telia Co. AB	6,462	29,718
Telstra Corp. Ltd.	10,791	35,592

	Number of Shares	Value
TELUS Corp.	432	$14,892
Vivendi SA	2,511	55,818
		549,091
Electric Utilities – 3.2%
AusNet Services	2,880	3,833
CLP Holdings Ltd.	4,500	47,614
Contact Energy Ltd.	1,782	6,798
EDP – Energias de Portugal SA	2,655	8,670
Electricite de France SA	288	3,115
Endesa SA	981	22,568
Enel SpA	9,108	48,762
Fortis, Inc.	612	21,479
Fortum OYJ	1,125	17,617
Iberdrola SA	7,551	59,709
Mercury NZ Ltd.	1,368	3,325
Power Assets Holdings Ltd.	9,000	79,492
Red Electrica Corp. SA	1,053	21,972
SSE plc	1,467	27,688
Terna Rete Elettrica Nazionale SpA	2,133	11,497
		384,139
Electrical Equipment – 1.1%
ABB Ltd. (Registered)	2,880	71,214
Legrand SA	315	22,006
Schneider Electric SE*	558	42,812
		136,032
Electronic Equipment, Instruments & Components – 0.5%
Kyocera Corp.	900	52,113
Venture Corp. Ltd.	1,000	8,752
		60,865
Energy Equipment & Services – 0.1%
Tenaris SA	612	9,528
Equity Real Estate Investment Trusts (REITs) – 5.0%
Ascendas REIT	4,500	8,530
British Land Co. plc (The)	3,735	29,376
CapitaLand Commercial Trust	6,300	7,596
CapitaLand Mall Trust	9,000	12,910
Derwent London plc	135	4,654
Dexus	4,212	30,628
Gecina SA	108	16,919
Goodman Group	5,976	36,075
GPT Group (The)	7,713	28,339
Hammerson plc	2,466	18,402
Intu Properties plc	2,016	7,047
Kiwi Property Group Ltd.	3,573	3,689
Land Securities Group plc	2,196	28,896
Link REIT	9,000	68,482
Mirvac Group	15,993	26,130
RioCan REIT	1,026	19,016
Scentre Group	19,998	62,125

See accompanying notes to the financial statements.

OSI ETF Trust
O'Shares FTSE Russell International Quality Dividend ETF
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Segro plc	2,664	$16,928
Shopping Centres Australasia Property Group	3,321	5,579
Stockland	6,777	22,768
Suntec REIT	6,300	8,556
Unibail-Rodamco SE	288	72,479
Vicinity Centres	9,810	19,339
Westfield Corp.	6,750	41,576
		596,039
Food & Staples Retailing – 2.5%
Booker Group plc	2,745	6,639
Casino Guichard Perrachon SA	81	4,791
Colruyt SA	108	5,682
Distribuidora Internacional de Alimentacion SA	1,107	6,882
ICA Gruppen AB	198	7,362
Jeronimo Martins SGPS SA	513	10,000
Kesko OYJ, Class B	135	6,858
Koninklijke Ahold Delhaize NV	2,556	48,801
Lawson, Inc.	300	20,986
Wesfarmers Ltd.	3,145	96,784
Woolworths Ltd.	4,135	81,007
		295,792
Food Products – 5.4%
Nestle SA (Registered)	6,993	609,373
Nisshin Seifun Group, Inc.	900	14,778
Orkla ASA	1,197	12,125
Tate & Lyle plc	594	5,108
		641,384
Gas Utilities – 1.2%
APA Group	2,538	17,852
Gas Natural SDG SA	594	13,882
Hong Kong & China Gas Co. Ltd.	9,800	18,429
Italgas SpA	1,071	5,401
Osaka Gas Co. Ltd.	9,000	36,806
Tokyo Gas Co. Ltd.	9,000	46,802
		139,172
Health Care Equipment & Supplies – 1.3%
Ansell Ltd.	270	4,915
Cochlear Ltd.	54	6,439
Coloplast A/S, Class B	243	20,279
Fisher & Paykel Healthcare Corp. Ltd.	1,161	9,733
Hoya Corp.	1,800	93,444
Smith & Nephew plc	1,008	17,349
Sonova Holding AG (Registered)	45	7,316
		159,475
Health Care Providers & Services – 0.1%
Ryman Healthcare Ltd.	459	2,786
Sonic Healthcare Ltd.	702	13,042
		15,828

	Number of Shares	Value
Hotels, Restaurants & Leisure – 1.1%
Accor SA	171	$8,005
Carnival plc	180	11,878
Compass Group plc	2,354	49,532
Crown Resorts Ltd.	729	6,867
Flight Centre Travel Group Ltd.	144	4,230
Paddy Power Betfair plc	81	8,606
SKYCITY Entertainment Group Ltd.	1,341	4,006
Sodexo SA	90	11,620
Tabcorp Holdings Ltd.	2,232	7,482
Tatts Group Ltd.	2,844	9,119
Whitbread plc	171	8,811
William Hill plc	1,440	4,755
		134,911
Household Durables – 0.1%
Electrolux AB, Series B	342	11,195
Household Products – 1.2%
Essity AB, Class B*	684	18,692
Henkel AG & Co. KGaA	117	14,132
Reckitt Benckiser Group plc	1,071	108,289
Svenska Cellulosa AB SCA, Class B	684	5,170
		146,283
Independent Power and Renewable Electricity Producers – 0.1%
Meridian Energy Ltd.	1,764	3,759
Uniper SE	234	4,386
		8,145
Industrial Conglomerates – 1.6%
Hopewell Holdings Ltd.	4,500	17,149
Keppel Corp. Ltd.	1,800	8,223
Koninklijke Philips NV	900	31,919
Siemens AG (Registered)	945	129,716
		187,007
Insurance – 1.7%
Admiral Group plc	432	11,240
Direct Line Insurance Group plc	3,510	16,204
Euler Hermes Group	27	3,203
Gjensidige Forsikring ASA	207	3,521
Great-West Lifeco, Inc.	423	11,449
Insurance Australia Group Ltd.	2,736	14,229
Intact Financial Corp.	243	18,329
Medibank Pvt Ltd.	8,127	17,455
Power Corp. of Canada	432	9,839
Power Financial Corp.	306	7,839
Sampo OYJ, Class A	1,143	58,495
Sun Life Financial, Inc.	720	25,702
Tryg A/S	108	2,359
		199,864

See accompanying notes to the financial statements.

OSI ETF Trust
O'Shares FTSE Russell International Quality Dividend ETF
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Internet Software & Services – 0.1%
United Internet AG (Registered)	108	$5,930
IT Services – 0.6%
Amadeus IT Group SA	504	30,093
Computershare Ltd.	918	9,957
Itochu Techno-Solutions Corp.	900	31,479
		71,529
Machinery – 2.3%
Alfa Laval AB	684	13,981
ANDRITZ AG	90	5,414
Atlas Copco AB, Class A	1,188	45,494
Atlas Copco AB, Class B	819	28,266
FANUC Corp.	200	38,546
IMI plc	333	5,169
Kone OYJ, Class B	918	46,635
MAN SE	27	2,891
Sandvik AB	1,161	18,238
Schindler Holding AG	27	5,721
Schindler Holding AG (Registered)	9	1,868
SKF AB, Class B	648	13,114
Trelleborg AB, Class B	288	6,566
Volvo AB, Class B	1,719	29,266
Yangzijiang Shipbuilding Holdings Ltd.	5,400	4,667
Zardoya Otis SA	549	5,673
		271,509
Marine – 0.2%
AP Moller – Maersk A/S, Class A	5	9,534
Kuehne + Nagel International AG (Registered)	117	19,548
		29,082
Media – 1.6%
Axel Springer SE	36	2,160
Daily Mail & General Trust plc, Class A	261	2,261
Eutelsat Communications SA	198	5,050
Informa plc	873	7,586
ITV plc	6,822	16,075
JCDecaux SA	90	2,948
Mediaset Espana Comunicacion SA	261	3,243
Pearson plc	981	8,812
ProSiebenSat.1 Media SE	234	9,779
Publicis Groupe SA	288	21,453
RTL Group SA	108	8,143
SES SA, FDR	612	14,327
Shaw Communications, Inc., Class B	918	19,997
Singapore Press Holdings Ltd.	3,600	8,445
SKY Network Television Ltd.	1,377	3,478
Sky plc	2,061	26,611
WPP plc	1,350	28,303
		188,671

	Number of Shares	Value
Metals & Mining – 1.1%
BHP Billiton Ltd.	4,995	$89,195
Norsk Hydro ASA	2,124	11,735
Rio Tinto Ltd.	666	32,322
		133,252
Multiline Retail – 0.4%
Canadian Tire Corp. Ltd., Class A	63	7,158
Harvey Norman Holdings Ltd.	1,323	3,877
Marks & Spencer Group plc	2,763	11,962
Next plc	396	19,835
		42,832
Multi-Utilities – 2.2%
AGL Energy Ltd.	1,944	38,024
Canadian Utilities Ltd., Class A	369	11,840
Centrica plc	18,900	49,150
E.ON SE	2,799	26,331
Engie SA	2,709	40,831
National Grid plc	6,583	81,388
Suez	486	8,988
		256,552
Oil, Gas & Consumable Fuels – 2.5%
ARC Resources Ltd.	405	5,289
Caltex Australia Ltd.	594	14,402
Enagas SA	585	16,380
Enbridge, Inc.	945	37,591
Husky Energy, Inc.*	369	4,182
Inter Pipeline Ltd.	639	12,498
Pembina Pipeline Corp.	495	16,370
Snam SpA	5,571	24,247
Suncor Energy, Inc.	2,016	58,818
TransCanada Corp.	1,560	74,258
Woodside Petroleum Ltd.	1,494	34,230
		298,265
Paper & Forest Products – 0.3%
Mondi plc	549	14,362
UPM-Kymmene OYJ	576	16,398
		30,760
Personal Products – 3.8%
Kao Corp.	1,800	106,885
L'Oreal SA	360	74,893
Unilever NV, CVA	2,934	161,697
Unilever plc	1,971	106,377
		449,852
Pharmaceuticals – 15.7%
Astellas Pharma, Inc.	6,000	73,398
AstraZeneca plc	2,007	133,869
Bayer AG (Registered)	873	112,713
Daiichi Sankyo Co. Ltd.	1,600	37,693
GlaxoSmithKline plc	7,956	169,020
Novartis AG (Registered)	3,879	323,233

See accompanying notes to the financial statements.

OSI ETF Trust
O'Shares FTSE Russell International Quality Dividend ETF
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Novo Nordisk A/S, Class B	4,923	$210,550
Orion OYJ, Class B	369	23,526
Recordati SpA	198	8,021
Roche Holding AG – BR	72	18,570
Roche Holding AG – Genusschein	1,737	442,934
Sanofi	2,511	239,882
Teva Pharmaceutical Industries Ltd.	1,971	65,179
Vifor Pharma AG	90	9,934
		1,868,522
Professional Services – 1.3%
Adecco Group AG (Registered)	243	18,498
Bureau Veritas SA	405	8,950
Capita plc	891	8,003
DKSH Holding AG	36	2,927
Experian plc	1,134	23,200
Randstad Holding NV	153	8,921
RELX NV	1,467	30,117
RELX plc	1,476	31,826
SEEK Ltd.	342	4,436
SGS SA (Registered)	9	21,822
		158,700
Real Estate Management & Development – 2.6%
Alony Hetz Properties & Investments Ltd.	126	1,274
Daito Trust Construction Co. Ltd.	900	140,134
Deutsche Wohnen AG	369	14,095
Fastighets AB Balder (Preference)	54	2,233
Global Logistic Properties Ltd.	3,600	7,478
Henderson Land Development Co. Ltd.	9,800	54,671
Hongkong Land Holdings Ltd.	1,800	13,248
LendLease Group	927	11,839
New World Development Co. Ltd.	9,000	11,425
PSP Swiss Property AG (Registered)	27	2,526
Sun Hung Kai Properties Ltd.	1,000	14,693
Swire Properties Ltd.	3,600	11,875
Swiss Prime Site AG (Registered)*	72	6,549
Vonovia SE	567	22,482
		314,522
Road & Rail – 0.9%
Aurizon Holdings Ltd.	4,896	20,129
Canadian National Railway Co.	947	76,726
ComfortDelGro Corp. Ltd.	7,200	12,027
		108,882
Software – 0.1%
Sage Group plc (The)	828	7,400
Specialty Retail – 0.9%
Dixons Carphone plc	1,134	4,178
Fielmann AG	72	5,546
Hennes & Mauritz AB, Class B	3,348	83,317
Kingfisher plc	4,464	17,436
		110,477

	Number of Shares	Value
Technology Hardware, Storage & Peripherals – 0.8%
Canon, Inc.	2,700	$91,698
Textiles, Apparel & Luxury Goods – 1.8%
Burberry Group plc	504	10,874
Christian Dior SE	72	20,559
Cie Financiere Richemont SA (Registered)	495	40,834
HUGO BOSS AG	171	11,956
Luxottica Group SpA	207	11,958
LVMH Moet Hennessy Louis Vuitton SE	297	73,948
Swatch Group AG (The)	45	16,639
Swatch Group AG (The) (Registered)	63	4,608
Yue Yuen Industrial Holdings Ltd.	4,500	18,677
		210,053
Tobacco – 4.0%
British American Tobacco plc	3,631	246,861
Imperial Brands plc	1,089	48,781
Japan Tobacco, Inc.	4,500	158,077
Swedish Match AB	549	19,312
		473,031
Trading Companies & Distributors – 0.4%
Howden Joinery Group plc	783	4,141
Sumitomo Corp.	1,800	23,421
Travis Perkins plc	270	5,103
Wolseley plc	279	17,080
		49,745
Transportation Infrastructure – 0.8%
Abertis Infraestructuras SA	1,386	25,641
Aeroports de Paris	27	4,351
Atlantia SpA	540	15,176
Fraport AG Frankfurt Airport Services Worldwide	18	1,587
Hutchison Port Holdings Trust	10,800	4,644
Macquarie Atlas Roads Group	963	4,144
SATS Ltd.	1,800	6,680
Sydney Airport	1,764	9,593
Transurban Group	2,151	19,552
		91,368
Water Utilities – 0.2%
Pennon Group plc	531	5,694
Severn Trent plc	306	8,673
United Utilities Group plc	1,080	12,170
		26,537
Wireless Telecommunication Services – 2.6%
M1 Ltd.	900	1,425
NTT DOCOMO, Inc.	6,300	148,697
Rogers Communications, Inc., Class B	639	30,137
StarHub Ltd.	1,800	3,556
Tele2 AB, Class B	1,341	14,023
Vodafone Group plc	38,241	108,163
		306,001

See accompanying notes to the financial statements.

OSI ETF Trust
O'Shares FTSE Russell International Quality Dividend ETF
Schedule of Investments
June 30, 2017

	Number of Shares	Value
Total Common Stocks (Cost $11,367,033)		$11,770,847
Exchange Traded Fund – 0.6%
iShares MSCI South Korea Capped Fund (Cost $70,472)	1,125	76,286
Total Investments — 99.5% (Cost $11,437,505)		11,847,133
Other Assets Less Liabilities — 0.5%		55,765
Net assets — 100.0%		$11,902,898
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at 6/30/2017 amounts to $3,251, which represents approximately 0.03% of net assets of the Fund.
(b)	Represents less than 0.05% of net assets.

Abbreviations
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

As of June 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$511,488
Aggregate gross unrealized depreciation	(122,623)
Net unrealized appreciation	$388,865
Federal income tax cost of investments	$11,458,268

O'Shares FTSE Russell International Quality Dividend ETF Fund invested, as a percentage of net assets, in the following countries as of June 30, 2017:

Australia	8.9%
Austria	0.0	%(a)
Belgium	1.7%
Canada	9.7%
China	0.0	%(a)
Denmark	2.2%
Finland	1.6%
France	8.4%
Germany	6.3%
Hong Kong	3.1%
Ireland	0.2%
Israel	0.7%
Italy	1.1%
Japan	12.4%
Luxembourg	0.3%
Netherlands	1.0%
New Zealand	0.6%
Norway	0.7%
Portugal	0.2%
Singapore	1.5%
South Africa	0.1%
Spain	2.4%
Sweden	4.1%
Switzerland	14.8%
United Kingdom	16.8%
United States	0.7%
Other(1)	0.5%
	100.0%
(a)	Represents less than 0.05% of net assets
(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

OSI ETF Trust

Statements of Assets and Liabilities
June 30, 2017

	O’Shares FTSE Russell Small Cap Quality Dividend ETF	O’Shares FTSE Russell International Quality Dividend ETF
ASSETS
Investments in securities, at value(1)	$38,062,312	$11,847,133
Cash	82,275	34,292
Foreign cash(2)	—	2,163
Segregated cash balances with Authorized Participant for deposit securities	—	6,946
Receivables:
Securities sold	—	6,408
Dividends	94,305	32,368
Reclaims	—	6,497
Total Assets	38,238,892	11,935,807
LIABILITIES
Collateral upon return of deposit securities	—	6,946
Due to Broker	666	—
Payables:
Securities purchased	—	19,085
Investment management fees	14,800	4,378
Other liabilities	—	2,500
Total Liabilities	15,466	32,909
Net Assets	$38,223,426	$11,902,898
NET ASSETS CONSIST OF:
Paid-in capital	$38,077,279	$11,458,553
Undistributed net investment income	101,533	35,788
Accumulated undistributed net realized gain (loss)	(5,556)	(1,246)
Net unrealized appreciation on:
Investments	50,170	409,628
Translation of assets and liabilities denominated in foreign currencies	—	175
Net Assets	$38,223,426	$11,902,898
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets by the number of outstanding shares.
Shares Outstanding	1,504,000	450,001
Net Asset Value	$25.41	$26.45
(1) Investments in securities, at cost	$38,012,142	$11,437,505
(2) Cost of foreign cash	$—	$2,287

See accompanying notes to the financial statements.

OSI ETF Trust

Statements of Operations

	O’Shares FTSE Russell Small Cap Quality Dividend ETF	O’Shares FTSE Russell International Quality Dividend ETF
	For the period 12/30/16* – 06/30/17	For the period 03/22/17* – 06/30/17
INVESTMENT INCOME
Dividend income	$395,881	$138,248
Special dividends	14,663	—
Foreign withholding tax on dividends	(29)	(18,039)
Total Investment Income	410,515	120,209
EXPENSES
Investment management fees (Note 4)	56,856	11,247
Total Expenses	56,856	11,247
Net Investment Income	353,659	108,962
NET REALIZED GAIN (LOSS) ON:
Investments in securities	(5,556)	(1,246)
In-kind redemptions of investments	62,008	—
Foreign currency transactions	—	(269)
Net Realized Gain (Loss)	56,452	(1,515)
NET CHANGE IN UNREALIZED APPRECIATION ON:
Investments in securities	50,170	409,628
Translation of assets and liabilities denominated in foreign currencies	—	175
Net Change in Unrealized Appreciation	50,170	409,803
Net Realized and Unrealized Gain (Loss)	106,622	408,288
Net Increase in Net Assets Resulting from Operations	$460,281	$517,250
*	Commencement of investment operations.

See accompanying notes to the financial statements.

OSI ETF Trust

Statements of Changes in Net Assets

	O’Shares FTSE Russell Small Cap Quality Dividend ETF	O’Shares FTSE Russell International Quality Dividend ETF
	For the period 12/30/16* – 06/30/17	For the period 03/22/17* – 06/30/17
OPERATIONS
Net investment income	$353,659	$108,962
Net realized gain (loss)	56,452	(1,515)
Net change in unrealized appreciation	50,170	409,803
Net Increase in Net Assets Resulting from Operations	460,281	517,250
DISTRIBUTIONS
Net investment income	(252,126)	(72,905)
Total Distributions	(252,126)	(72,905)
CAPITAL TRANSACTIONS
Proceeds from shares issued	39,192,103	11,458,553
Cost of shares redeemed	(1,276,832)	—
Net Increase from Capital Transactions	37,915,271	11,458,553
Total Increase in Net Assets	38,123,426	11,902,898
NET ASSETS
Beginning of period	$100,000	$—
End of Period	$38,223,426	$11,902,898
Undistributed net investment income included in end of period net assets	$101,533	$35,788
SHARE TRANSACTIONS
Beginning of period	4,000	—
Shares issued	—	1
Shares issued in-kind	1,550,000	450,000
Shares redeemed in-kind	(50,000)	—
Shares Outstanding, End of Period	1,504,000	450,001
*	Commencement of investment operations.

See accompanying notes to the financial statements.

(This page intentionally left blank.)

OSI ETF TRUST

Financial Highlights for a share outstanding throughout the period

		PER SHARE OPERATING PERFORMANCE
		Investment Operations			Distributions
	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss)	Total investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period
O’Shares FTSE Russell Small Cap Quality Dividend ETF
For the period 12/30/16* – 06/30/17	$25.00	$0.38	$0.25	$0.63	$(0.22)	$—	$—	$(0.22)	$25.41
O’Shares FTSE Russell International Quality Dividend ETF
For the period 03/22/17* – 06/30/17	25.00	0.34	1.29	1.63	(0.18)	—	—	(0.18)	26.45
*	Commencement of investment operations.
(1)	Net investment income (loss) per share is based on average shares outstanding.
(2)	Annualized for periods less than one year.
(3)	Not annualized for periods less than one year.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.
(5)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.
(6)	In-kind transactions are not included in portfolio turnover calculations.

See accompanying notes to the financial statements.

	RATIOS/SUPPLEMENTAL DATA
	Ratios to Average Net Assets of(2)				Total Return(3)
	Expenses	Net investment income	Net investment income excluding special dividends	Net investment income per share excluding special dividends	Net asset value(4)	Market value(5)	Portfolio turnover rate(3)(6)	Ending net assets (thousands)
O’Shares FTSE Russell Small Cap Quality Dividend ETF
For the period 12/30/16* – 06/30/17	0.48%	2.99%	2.86%	$0.36	2.52%	2.68%	7%	$38,223
O’Shares FTSE Russell International Quality Dividend ETF
For the period 03/22/17* – 06/30/17	0.48	4.65	4.65	$0.34	6.53	7.66	2	11,903

See accompanying notes to the financial statements.

OSI ETF Trust
Notes to Financial Statements
June 30, 2017

1. Organization

OSI ETF Trust (the “Trust”) was organized as a Delaware statutory trust on April 12, 2016 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of two operational exchange-traded funds (each a “Fund” and collectively, the “Funds”). The O’Shares FTSE Russell Small Cap Quality Dividend ETF and O’Shares FTSE Russell International Quality Dividend ETF are diversified series of the Trust, pursuant to the 1940 Act.

The O’Shares FTSE Russell Small Cap Quality Dividend ETF commenced operations on December 30, 2016. The O’Shares FTSE Russell International Quality Dividend ETF commenced operations on March 22, 2017.

Each Fund seeks to track the performance (before fees and expenses) of a specified benchmark index (each, a “Target Index”). There can be no assurance that the Funds’ investment objectives will be achieved.

2. Significant Accounting Policies

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services — Investment Companies.”

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (“SEC”) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization (the “Release”). The Release calls for the adoption of new rules and forms as well as amendments to current rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The Regulation S-X amendments have a compliance date of August 1, 2017, and will be first reflected in the Funds’ filing of Form N-Q for the period ending September 30, 2017. The effective date for the Form N-PORT and Form N-CEN is June 1, 2018. Management is in the process of reviewing the impact to the financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

Investment Valuation

The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of each Fund’s shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities not traded on an exchange are valued at the last traded price. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an Ask price is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 in the fair value hierachy described below.

OSI ETF Trust
Notes to Financial Statements (continued)
June 30, 2017

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the “Trustees”). The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Target Index. This may adversely affect the Fund’s ability to track its Target Index. Securities of non-exchange traded investment companies are valued at their net asset value.

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of June 30, 2017 for each Fund based upon the three levels defined above:

	LEVEL 1 – Quoted Prices		LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Other Significant Unobservable Inputs
	Common Stocks	Exchange Traded Fund			Totals
O’Shares FTSE Russell Small Cap Quality Dividend ETF
Assets:	$38,062,312	$—	$—	$—	$38,062,312
Totals:	$38,062,312	$—	$—	$—	$38,062,312
O’Shares FTSE Russell International Quality Dividend ETF
Assets:	$11,770,847	$76,286	$—	$—	$11,847,133
Totals:	$11,770,847	$76,286	$—	$—	$11,847,133

For the period ended June 30, 2017, there were no Level 2 or Level 3 investments held in the Funds. Please refer to the Schedule of Investments to view equity securities segregated by industry type.

The Funds disclose transfer between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, and 3 for the period ended June 30, 2017.

OSI ETF Trust
Notes to Financial Statements (continued)
June 30, 2017

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in REITs. Equity REITs invest primarily in real property while mortgage REITs make construction, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

Distributions from REIT investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Funds record the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Funds may be subsequently revised based on information received from the REITs after their tax reporting periods have concluded.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments from the fluctuations that result from changes in the market prices of investments held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and net change in unrealized appreciation (depreciation) on investment securities on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, realized currency gains or losses, including foreign exchange contracts, between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Organizational and Offering Expenses

O’Shares Investment Advisers, LLC (the “Adviser”) has agreed to pay the organizational and initial offering costs on behalf of the Funds. The organizational and initial offering costs include preparation and filing incorporation documents, bylaws, declarations of trust, registration statements, board materials, state and federal registration of shares and audit fees. As a result, organizational and offering expenses are not reflected in the Funds’ financial statements.

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

OSI ETF Trust
Notes to Financial Statements (continued)
June 30, 2017

As of June 30, 2017 (the Funds’ tax year end), management of the Funds has reviewed the open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and ongoing analysis of tax law, regulation, and interpretations thereof.

Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends monthly. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve a Fund’s tracking of its Target Index or to comply with the distribution requirements of the Internal Revenue Code.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of the distributions paid for the tax period ended June 30, 2017 was as follows:

Fund	Distributions Paid from Ordinary Income	Distributions Paid from Net Long Term Capital Gains	Tax Return of Capital	Total Distributions
O’Shares FTSE Russell Small Cap Quality Dividend ETF	$252,126	$—	$—	$252,126
O’Shares FTSE Russell International Quality Dividend ETF	72,905	—	—	72,905

At June 30, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*
O’Shares FTSE Russell Small Cap Quality Dividend ETF	$101,533	$12,082	$—	$32,532
O’Shares FTSE Russell International Quality Dividend ETF	56,551	—	(1,246)	389,040
*	The differences between the book and tax basis unrealized appreciation (depreciation) is attributable to tax deferral of losses on wash sales.

Permanent differences, primarily due to gain (loss) on in-kind redemptions, resulted in the following reclassifications, as of June 30, 2017 among the Funds’ components of net assets:

Fund	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid in Capital
O’Shares FTSE Russell Small Cap Quality Dividend ETF	$—	$(62,008)	$62,008
O’Shares FTSE Russell International Quality Dividend ETF	(269)	269	—

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds are permitted to carry forward capital losses for an unlimited period. Post-enactment capital loss carry forwards will retain their character as either short-term or long-term capital losses. For the tax period ended June 30, 2017, the following Fund had available capital loss carryforwards to offset future net capital gains to the extent provided by regulations:

Fund	Capital Loss Carryforwards
O'Shares FTSE Russell International Quality Dividend ETF	$1,246

Under current tax rules, Regulated Investment Companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of June 30, 2017, none of the Funds have any late-year ordinary loss or post-October capital loss deferrals.

OSI ETF Trust
Notes to Financial Statements (continued)
June 30, 2017

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income received or paid from the Fund, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. For those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Investment Management Fees

The Adviser serves as investment adviser to the Funds pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser has the overall responsibility for the Funds’ investment program. The Adviser, on behalf of each Fund, has entered into a Sub-Advisory Agreement with Vident Investment Advisory, LLC (the “Sub-Adviser”). The Sub-Adviser is responsible for trading portfolio securities and other investment instruments on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions, as instructed by the Adviser or in connection with any rebalancing or reconstitution of a Target Index, subject to the overall supervision and oversight of the Adviser and the Trustees. The Adviser oversees the Sub-Adviser for compliance with the Funds’ investment objective, policies, strategies and restrictions. The Board of Trustees supervises and oversees the Adviser and the Sub-Adviser, establishes policies that they must follow in their management activities, and oversees the hiring and termination of sub-advisers recommended by the Adviser.

Under the Advisory Agreement, the Funds pay the Adviser a unitary management fee for its services payable on a monthly basis at the annual rate listed in the table below, based on the average daily net assets of each Fund.

Fund	Management Fee
O’Shares FTSE Russell Small Cap Quality Dividend ETF	0.48%
O’Shares FTSE Russell International Quality Dividend ETF	0.48%

Pursuant to the Sub-Advisory Agreement, the Adviser compensates the Sub-Adviser out of the management fee it receives from the Funds.

Under the Advisory Agreement, the Adviser bears all of the ordinary operating expenses of the Funds, except for (i) the management fee, (ii) payments under the Funds’ Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto) and (viii) other extraordinary or non-routine expenses.

5. Administration, Fund Accounting and Transfer Agency Fees

JPMorgan Chase Bank, N.A. (“Administrator”) acts as administrator, fund accounting agent and transfer agent to the Funds pursuant to an administration agreement. The Administrator provides the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of

OSI ETF Trust
Notes to Financial Statements (continued)
June 30, 2017

NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Funds under federal and state securities laws.

6. Custodian Fees

JPMorgan Chase Bank, N.A. (“Custodian”) acts as custodian to the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services, the Custodian is entitled to fees and reasonable out-of-pocket expenses.

7. Distribution, Service Plan and Fund Officers

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ Distributor. The Trust has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of the Funds or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of shares of the Funds; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor.

No distribution or service fees are currently paid by any Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in a Fund and may cost you more than paying other types of sales charges.

Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer, Principal Financial Officer and Treasurer, and certain additional compliance support functions to the Funds. FFOS does not have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund.

8. Issuance and Redemption of Fund Shares

The Funds are exchange-traded funds or ETFs. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Funds will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Funds’ Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”), or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the distributor with respect to creations and redemptions of Creation Units. The Funds will issue or redeem Creation Units in return for a basket of assets that the Funds specify each day.

Shares are listed on the NYSE Arca, Inc.TM and are publicly traded. If you buy or sell Fund shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV if you purchase or redeem Fund shares in Creation Units.

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to JPMorgan Chase Bank, N.A., the Funds’ administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.

OSI ETF Trust
Notes to Financial Statements (continued)
June 30, 2017

9. Investment Transactions

For the period ended June 30, 2017, the cost of securities purchased and proceeds from sales of securities, excluding in-kind transactions, were as follows:

Fund	Purchases	Sales
O’Shares FTSE Russell Small Cap Quality Dividend ETF	$1,557,535	$1,410,182
O’Shares FTSE Russell International Quality Dividend ETF	156,231	107,816

10. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the period ended June 30, 2017 the value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Value	Net Realized Gain
O’Shares FTSE Russell Small Cap Quality Dividend ETF	$1,273,874	$62,008

During the period presented in this report, the Funds received securities in exchange for subscription of shares (subscription-in-kind). For the period ended June 30, 2017, the value of the securities received for subscriptions were as follows:

Fund	Value
O’Shares FTSE Russell Small Cap Quality Dividend ETF	$39,116,584
O’Shares FTSE Russell International Quality Dividend ETF	11,390,852

11. Principal Risks

Each Fund is subject to the principal risks noted below, which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.

Authorized Participants Concentration Risk.  Each Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Funds and no other Authorized Participant steps in, shares of the Funds may trade like closed-end fund shares at a significant discount to NAV and may face trading halts and/or delisting from the Exchange. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Cash and Cash Equivalents Risk.  Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which each Fund may invest is rapidly rising.

Concentration Risk.  To the extent that a Fund’s Target Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Depositary Receipts Risk.  The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

OSI ETF Trust
Notes to Financial Statements (continued)
June 30, 2017

Dividend-Paying Stocks Risk.  A Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after a Fund’s purchase of such a company’s securities.

Equity Investing Risk.   An investment in a Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

ETFs and Other Investment Companies Risk.  The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, with such investments, a Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, a Fund’s operating expenses may be higher and performance may be lower.

Foreign Investment Risk.  Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. Current political uncertainty surrounding the European Union (“EU”) and its membership, including the 2016 referendum in which the United Kingdom voted to exit the EU, may increase market volatility. In addition, a Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect such Fund’s returns.

Geographic Concentration Risk.  Because a Fund’s investments may be concentrated in a particular geographic region or country, the value of such Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a less concentrated funds.

Index-Related Risk.  Each Fund is managed with an investment strategy that attempts to track the performance of the Target Index. As a result, the Funds expect to hold constituent securities of the Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Funds employed an active strategy.

There is no assurance that the Index Provider will compile each Target Index accurately, or that each Target Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what each Target Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that each Target Index will be in line with its described index methodology. Any gains, losses or costs to a Fund that are caused by Index Provider errors will therefore be borne by the Fund and its shareholders. Each Target Index is new and has a limited performance history. The foregoing risks may be greater for a new index.

International Closed Market Trading Risk.  If a Fund’s underlying securities trade on markets that may be closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale pricing resulting in the Fund trading at a discount or premium to NAV that may be greater than those incurred by other ETFs.

Large Capitalization Securities Risk.  The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

OSI ETF Trust
Notes to Financial Statements (continued)
June 30, 2017

Liquidity Risk.  Liquidity risk exists when investments are difficult to purchase or sell. This can reduce a Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices.

Market Events Risk.  The market values of a Fund’s investments, and therefore the value of such Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on a Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of a Fund, which could have a negative impact on the Fund.

Mid-Capitalization Securities Risk.  The securities of mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Multifactor Risk.  Each Target Index, and thus each Fund, seeks to achieve specific factor exposures. There can be no assurance that targeting exposure to such factors will enhance a Fund’s performance over time, and targeting exposure to certain factors may detract from performance in some market environments. There is no guarantee the Index Provider’s methodology will be successful in creating an index that achieves the specific factor exposures.

Premium-Discount Risk.  Fund shares may trade above or below their NAV on the Exchange. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Therefore, you may pay more than NAV when you buy shares of a Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange. This risk is separate and distinct from the risk that the NAV of Fund shares may decrease.

Quality Stocks Risk.  Quality investing entails investing in securities of companies with high returns on equity, stable earnings per share growth, and low financial leverage. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on “quality” equity securities are less than returns on other styles of investing or the overall stock market. In addition, there may be periods when quality investing is out of favor and during which the investment performance of a fund using a quality strategy may suffer.

REIT Risk.  A REIT is a company that owns or finances income-producing real estate. Each Fund, through its investments in REITs, is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. To the extent a Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and a Fund will indirectly bear a proportionate share of those fees and expenses.

Sampling Risk.  To the extent a Fund uses a representative sampling approach; it will hold a smaller number of securities than are in the Target Index. As a result, an adverse development respecting a security held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the

OSI ETF Trust
Notes to Financial Statements (continued)
June 30, 2017

Target Index. Conversely, a positive development relating to a security in the Target Index that is not held by the Fund could cause the Fund to underperform the Target Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Secondary Market Trading Risk.  Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although a Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Sector Risk.  To the extent a Target Index, and thereby a Fund, emphasizes, from time to time, investments in a particular sector, the Funds are subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Funds invest in a few sectors, it may have increased exposure to the price movements of those sectors.

Small Capitalization Securities Risk.  The securities of small capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, small capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Tracking Error Risk.  Tracking error is the divergence of a Fund’s performance from that of its Target Index. Tracking error may occur due to, among other things, fees and expenses paid by a Fund, including the cost of buying and selling securities, that are not reflected in its Target Index. If a Fund is small, it may experience greater tracking error. If a Fund is not fully invested, holding cash balances may prevent it from tracking its Target Index. In addition, a Fund’s NAV may deviate from its Target Index if such Fund fair values a portfolio security at a price other than the price used by its Target Index for that security. To the extent a Fund uses a representative sampling strategy to track its Target Index, such a strategy may produce greater tracking error than if the Fund employed a full replication strategy.

Volatility Risk.  There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it historically has been and thus that a Fund’s Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

12. Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

13. Subsequent Events

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Funds’ financial statements.

OSI ETF Trust
Report of Independent Registered Public Accounting Firm
June 30, 2017

To the Board of Trustees of OSI ETF Trust
and the Shareholders of O’Shares FTSE Russell Small Cap Quality Dividend ETF
and O’Shares FTSE Russell International Quality Dividend ETF

We have audited the accompanying statements of assets and liabilities of O’Shares FTSE Russell Small Cap Quality Dividend ETF and O’Shares FTSE Russell International Quality Dividend ETF, each a series of shares of beneficial interest in OSI ETF Trust (the “Funds”), including the schedules of investments, as of June 30, 2017, and the related statements of operations and changes in net assets and the financial highlights for the periods then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2017 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of O’Shares FTSE Russell Small Cap Quality Dividend ETF and O’Shares FTSE Russell International Quality Dividend ETF as of June 30, 2017, and the results of their operations, the changes in their net assets and their financial highlights for periods then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP
Philadelphia, Pennsylvania
August 25, 2017

OSI ETF Trust
Expense Examples (Unaudited)
June 30, 2017

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended June 30, 2017.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended June 30, 2017.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 01/01/17	Ending Account Value 06/30/17	Expenses Paid During the Period*	Annualized Expense Ratio During Period
O’Shares FTSE Russell Small Cap Quality Dividend ETF
Actual	$1,000.00	$1,026.80	$2.41	0.48%
Hypothetical	$1,000.00	$1,022.41	$2.41	0.48%
O’Shares FTSE Russell International Quality Dividend ETF(a)
Actual	$1,000.00	$1,065.30	$1.37	0.48%
Hypothetical	$1,000.00	$1,022.41	$2.41	0.48%
*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 181 days in the most recent fiscal half-year divided by 365 days in the fiscal year (to reflect the one half year period).
(a)	The Fund commenced operations on March 22, 2017. Actual Expenses Paid During the Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 101 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

OSI ETF Trust
Board Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreements (Unaudited)
June 30, 2017

At the December 12, 2016 meeting (the “December Meeting”) of the Board of Trustees (the “Board”) of OSI ETF Trust (the “Trust”), the Board, including those Trustees (the “Independent Trustees”) who are not “interested persons” (as that term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust, approved the investment advisory agreement (the “Investment Advisory Agreement”) between O’Shares Investment Advisers, LLC (“the Adviser”) and the Trust with respect to the O’Shares FTSE Russell International Quality Dividend ETF (the “Fund”), for a period of two years beginning December 12, 2016. Under the Investment Advisory Agreement, the Adviser is obligated to pay all of the ordinary operating expenses of the Fund, except for certain excluded items (the “Unified Fee”). In addition, the Board, including the Independent Trustees, approved the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Advisory Agreements”) between the Adviser and Vident Investment Advisory, LLC (the “Sub-Adviser”) with respect to the Fund, for a period of two years beginning December 12, 2016. At the March 17, 2017 meeting of the Board (the “March Meeting” and, together with the December Meeting, the “Meetings”), the Board, including the Independent Trustees, approved a reduction in the Fund’s advisory fee from 0.58% to 0.48%.

In considering approval of the Advisory Agreements, the Independent Trustees met in executive session with independent counsel, who provided assistance and advice. The Board, including the Independent Trustees, evaluated the terms of the Advisory Agreements, reviewed the information provided by the Adviser and Sub-Adviser in connection with the consideration of approving the Advisory Agreements, and reviewed the duties and responsibilities of the Trustees in evaluating and approving the Advisory Agreements.

In considering the approval of the Advisory Agreements, the Board, including the Independent Trustees, reviewed the materials provided for the Meetings by the Adviser and Sub-Adviser, including: (i) a copy of the form of Investment Advisory Agreement; (ii) a copy of the form of Sub-Advisory Agreement; (iii) information describing the nature, extent and quality of the services that the Adviser and Sub-Adviser expect to provide to the Fund, and the fees that the Adviser and Sub-Adviser propose to charge for such services; (iv) information concerning the financial condition, businesses, operations and compliance programs of the Adviser and Sub-Adviser; (v) a copy of the current Form ADV for each of the Adviser and Sub-Adviser; and (vi) a memorandum on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act.

In addition, the Board considered data compiled by the Adviser from an unaffiliated third party database comparing the proposed advisory fee and projected expense ratio of the Fund with the advisory fees and net expense ratios (i.e., after fee waivers and reimbursements) of other U.S.-listed ETFs having similar investment objectives and strategies (the “Peer Group”). The Board discussed the criteria used by the Adviser for selecting the Peer Group. The Board, including the Independent Trustees, concluded that the data was useful and reliable for the purpose of reviewing the Advisory Agreements.

During their review of this information, the Board, including the Independent Trustees, focused on and analyzed the factors that they deemed relevant, including: (i) the nature, extent and quality of the services to be provided to the Fund by the Adviser and Sub-Adviser; (ii) the personnel and operations of the Adviser and Sub-Adviser; (iii) the proposed advisory fees and projected expense ratio of the Fund and the cost of the services to be provided; (iv) the expected profitability to the Adviser and Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement, respectively; (v) any ancillary benefits to be realized by the Adviser and Sub-Adviser due to their relationship with the Fund and the Trust (i.e., “fall-out” benefits); and (vi) possible conflicts of interest.

In particular, the Board considered and reviewed the following with respect to the Fund:

(a) The nature, extent and quality of services to be provided to the Fund by the Adviser and Sub-Adviser; Personnel and operations of the Adviser and Sub-Adviser; Possible conflicts of interest. The Board reviewed the services that the Adviser and Sub-Adviser are expected to provide to the Fund. In connection with the advisory services to be provided to the Fund, the Board noted the Adviser’s responsibilities as the Fund’s investment

OSI ETF Trust
Board Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreements (Unaudited)
June 30, 2017

adviser, including: overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio; ultimate responsibility, subject to oversight by the Board, for oversight of the Sub-Adviser as sub-adviser to the Fund; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. The Board considered the selection and due diligence process employed by the Adviser in proposing the Sub-Adviser as the sub-advisor to the Fund, including the due diligence undertaken with respect to the Sub-Adviser’s compliance capabilities, and the plans and efforts to integrate the Sub-Adviser’s operations, policies, procedures and compliance functions with those of the Adviser.

The Board also noted the responsibilities that the Sub-Adviser has as the Fund’s sub-adviser, including: implementation of the investment management program of the Fund; management of the day-to-day investment and reinvestment of the assets of the Fund; determining daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis, as well as during index rebalances and reconstitutions; and oversight of general portfolio compliance with relevant law.

While the Adviser was newly formed, the Board noted the experience of the Adviser and its personnel in providing investment advisory services to the O’Shares FTSE Russell Small Cap Quality Dividend ETF (the “Small Cap ETF”), which commenced investment operations on December 30, 2016, and the experience of the Adviser’s personnel and affiliates in serving as the sponsor to other U.S.-listed ETFs and managing pooled investment vehicles outside of the U.S. In addition, the Board considered the financial strength and resources of the Adviser’s and Sub-Adviser’s parent organizations. The Board also noted the experience of the Sub-Adviser and its personnel in providing investment advisory and sub-advisory services to other U.S.-listed ETFs, including the Small Cap ETF.

The Board noted the Adviser’s and Sub-Adviser’s procedures to manage potential conflicts of interest. Based on their consideration and review of the foregoing information, the Board concluded that the Fund was likely to benefit from the nature, extent and quality of these services, as well as the Adviser’s and Sub-Adviser’s ability to render such services based on their experience, personnel, operations and resources.

(b) Comparison of services to be provided and fees to be charged by the Adviser and Sub-Adviser and other investment advisers to similar clients, and the cost of the services to be provided. The Board compared both the services to be rendered and the fee to be paid pursuant to the Investment Advisory Agreement for the Fund to the contractual advisory fees of other registered investment advisers providing services to similar ETFs in the Peer Group. In particular, the Board compared the Fund’s proposed advisory fee and projected expense ratio to the advisory fees and net expense ratios of the other ETFs in the Peer Group.

The Board considered that the sub-advisory fees to be paid by the Adviser to the Sub-Adviser pursuant to the Sub-Advisory Agreement were the product of arms-length negotiations between the Adviser and Sub-Adviser, and that the sub-advisory fees would be paid entirely by the Adviser from the Unified Fee. The Board also received and considered information about the fee rates charged to other ETFs sponsored by the Adviser’s parent organization and other accounts and clients (including other ETFs) that are managed by the Sub-Adviser, including information about the differences in services provided to non-fund clients.

The Board considered the appropriateness of the proposed advisory fee and the projected expense ratio of the Fund compared to the advisory fees and net expense ratios of the ETFs in the Peer Group. The Board noted that the proposed advisory fee of the Fund was above the median and average, but below the maximum, advisory fee of the other ETFs in the Peer Group. The Board also noted that the projected expense ratio of the Fund was above the median and average, but below the maximum, net expense ratio of the other ETFs in the Peer Group.

OSI ETF Trust
Board Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreements (Unaudited)
June 30, 2017

The Board received information regarding the costs, including operational costs to be borne by the Adviser under the Unified Fee, and expected profitability of the Adviser and Sub-Adviser in connection with serving as adviser and sub-adviser, respectively, to the Fund. The Board noted the Adviser’s assumption of the contractual obligation to limit the Fund’s ordinary operating expenses through the Unified Fee, which cannot be changed without shareholder approval.

After (i) comparing the Fund’s proposed advisory fee and projected expense ratio with those of the other ETFs in the Peer Group, (ii) considering the information about fee rates charged to other ETFs sponsored by the Adviser’s parent organization and other accounts and clients (including other ETFs) managed by the Sub-Adviser, (iii) the nature, extent and quality of services to be provided by the Adviser and Sub-Adviser and the expected costs to be incurred by the Adviser and Sub-Adviser in rendering those services, and (iv) the Adviser absorbing the Fund’s ordinary operating expenses under the Unified Fee, the Board concluded that the fees to be paid to the Adviser and Sub-Adviser with respect to the Fund were fair and reasonable.

(c) The Adviser’s and Sub-Adviser’s expected profitability and the extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale; “Fall-out” benefits. The Board discussed with the representatives from the Adviser and Sub-Adviser the advisers’ expected profitability with respect to the Fund. The Board acknowledged the Adviser’s contractual obligation to limit the Fund’s expenses through the Unified Fee, and the effect of such obligation on the Adviser’s expected profitability based on information presented to the Board. The Board also noted that the Adviser had borne all of the organizational expenses of the Trust, which were considerable. The Board also considered the expected profitability of the Sub-Adviser in relation to the fee paid under the Sub-Advisory Agreement.

The Board noted that, because the Fund had not yet commenced operations, it was not yet possible to assess the potential for economies of scale, though the Board would address economies of scale for the Fund when assets under management reached appropriate levels. The Board considered fall-out benefits to be received by the Adviser and Sub-Adviser from their relationship with the Fund and the Trust. The Board noted that none of the other services providers to the Fund or the Trust were affiliates of the Adviser or Sub-Adviser. The Board also noted the Adviser’s and Sub-Adviser’s potential positive reputational benefits from the success of the Fund.

(d) Investment performance of the Adviser and Sub-Adviser. The Board noted that, because the Fund had not commenced operations, it was not possible to assess the Adviser’s and Sub-Adviser’s investment performance with respect to the Fund. The Board discussed with the representatives from the Adviser and Sub- Adviser the performance of the Small Cap ETF since its launch and the other ETFs advised and sub-advised by the Sub-Adviser, including tracking difference (i.e., the difference of the returns between an ETF and the underlying index it seeks to track).

Conclusion. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board, including the Independent Trustees, concluded that the proposed advisory fees and projected expense ratio were reasonable in relation to the services to be provided by the Adviser and Sub-Adviser to the Fund, as well as the costs to be incurred and benefits to be gained by the Adviser and Sub-Adviser in providing such services. The Board also found the advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs of similar size. As a result, the Board, including the Independent Trustees, determined that the approval of the Advisory Agreements on behalf of the Fund would be in the best interest of the Fund and its shareholders.

OSI ETF Trust
Additional Information (Unaudited)

Proxy Voting Information

A description of OSI ETF Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.oshares.com or the Securities and Exchange Commission’s (“SEC”) SEC’s website at www.sec.gov or by calling collect 1-617-855-7670.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling collect 1-617-855-7670 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

OSI ETF Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q will be available on the SEC’s website at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the O’Shares Investment Funds’ website at www.oshares.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Federal Tax Information

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the percentages of ordinary dividends paid during the tax period ended June 30, 2017 are designated as “qualified dividend income” (QDI), as defined in the Act, subject to reduced tax rates in 2017. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. Complete information will be reported in conjunction with your 2017 Form 1099-DIV.

As of June 30, 2017, the Funds federal tax information were as follows:

Funds	QDI	DRD
O’Shares FTSE Russell Small Cap Quality Dividend ETF	100%	100%
O’Shares FTSE Russell International Quality Dividend ETF	100%	100%

For the tax period ended June 30, 2017, foreign taxes which are expected to be passed through to shareholders for foreign tax credits and gross income derived from sources within foreign countries were as follows:

Funds	Foreign Taxes Paid	Foreign Source Income
O’Shares FTSE Russell International Quality Dividend ETF	$17,965	$138,220

OSI ETF Trust
Trustees and Officers of the Trust (Unaudited)

Trustees

Name, Address*, Year of Birth	Position(s) Held with Trust	Term of Office** and Length of time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Richard M. Goldman Year of Birth: 1961	Trustee	Since 2016	Managing Member, Becket Capital, LLC (advisory services firm) (2012 to present); Chief Operating Officer, Guggenheim Investments (2011 to 2012); Chief Executive Officer, Rydex Investments (2007 to 2012).	5	None

Charles A. Baker Year of Birth: 1953	Trustee	Since 2016	Chief Executive Officer of Investment Innovations LLC (investment consulting) since 2013; Managing Director of NYSE Euronext from 2003 to 2012.	5	None

Jeffrey D. Haroldson Year of Birth: 1956	Trustee	Since 2016	Chief Operating Officer and Chief Legal Officer, Bridgeton Holdings LLC (real estate investment and development) (2013 to present); Senior Managing Director, Lexden Capital, LLC (real estate and green energy financing) (2014 to present); President, Ridgewood Capital Advisors LLC (consulting and business advisory services) (2012 to present).	5	None

Interested Trustee***
Connor O’Brien Year of Birth: 1961	Trustee	Since 2016	Chief Executive Officer, O’Shares Investment Advisers, LLC (since March 2016); Chief Executive Officer and President, O’Shares Investments, Inc. (since 2015); President, BeanStox Inc. (since 2017); President and Chief Investment Officer, Stanton Asset Management Inc. (since 2002); President, Chief Executive Officer and Director, O’Leary Funds Management LP (since 2008).	5	None
*	Each Independent Trustee may be contacted by writing to the Independent Trustees of OSI ETF Trust, 60 State Street, Suite 700, Boston, MA 02109.
**	Each Trustee serves until his or her successor is duly elected or appointed and qualified.
***	Mr. O’Brien is considered to be an interested person of the Trust because of his relationship with the Adviser.

The Funds' Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling (617) 855-7670 (collect).

OSI ETF Trust
Trustees and Officers of the Trust (Unaudited)

Officers

Name, Address, Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Kevin Beadles 60 State Street, Suite 700 Boston, MA 02109 Year of Birth: 1966	President and Secretary	Since 2016	Director, Strategic Development, O’Shares Investment Advisers LLC (since April 2017); Director of Capital Markets and Strategic Development, O’Shares Investments, Inc. (April 2015 to March 2017); Chief Strategy Officer, Managing Director of Capital Markets and Portfolio Risk Management and Head of Global Product Development, Wedbush Securities, Inc. and Lime Brokerage, LLC (a wholly owned subsidiary of Wedbush Securities, Inc.) (July 2004 to December 2013).

Joshua G. Hunter 10 High Street, Suite 302 Boston, MA 02110 Year of Birth: 1981	Principal Financial Officer and Treasurer	Since 2016	Principal Financial Officer, Foreside Fund Officer Services, LLC (July 2015 to present); Vice President/Assistant Vice President, Treasury Services, JPMorgan Chase & Co. (July 2008 to July 2015).**

Kenneth A. Kalina c/o Foreside 3 Canal Plaza, Suite 100 Portland, ME 04101 Year of Birth: 1961	Chief Compliance Officer	Since 2017	Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC (June 2017 to present); Chief Compliance Officer, Henderson Global Funds (December 2005 to June 2017); Chief Compliance Officer, Henderson Global Investors (North America) Inc. (December 2005 to December 2015).**
*	Each officer serves until his or her successor is duly elected or appointed and qualified.
**	Mr. Hunter and Mr. Kalina serve as officers to other unaffiliated mutual funds or closed-end funds for which the Distributor (or its affiliates) acts as distributor (or provider of other services).

OSI ETF Trust

60 State Street, Suite 700
Boston, MA 02109
www.oshares.com

Distributor:
Foreside Fund Services, LLC

3 Canal Plaza, Suite 100
Portland, ME 04101

Item 2. Code Of Ethics.

As of the end of the period, June 30, 2017, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Charles A. Baker is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Charles A. Baker is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for OSI ETF Trust by BBD, LLP (“BBD”) for the fiscal period ended June 30, 2017 was:

2017
Audit Fees (a)	$28,500
Audit Related Fees (b)	0
Tax Fees (c)	$6,000
All Other Fees (d)	0
Total:	$34,500

(a)	Audit Fees: These fees relate to professional services rendered by BBD for the audits of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filing or engagements. These services include the audits of the financial statements of the Registrant and issuance of consents.

(b)	Audit Related Fees: These fees relate to assurance and related services by BBD related to audit services in connection with the June 30, 2017 annual financial statement.

(c)	Tax Fees: These fees relate to professional services rendered by BBD for tax compliance, tax advice and tax planning.

(d)	All Other Fees: These fees relate to products and services provided by BBD other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)(1)	Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(e)(2)	0% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	If greater than 50%, disclose the percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees: Not Applicable.

(g)	Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal period ended June 30, 2017: $6,000.

(h)	The Registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees, Charles A. Baker, Richard M. Goldman and Jeffrey D. Haroldson, are members of the Audit Committee.

(b)	Not Applicable.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not Applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OSI ETF Trust

By:	/s/ Kevin Beadles
Kevin Beadles
President
September 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Beadles
Kevin Beadles
President
September 6, 2017

By:	/s/Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
September 6, 2017